Share Capital	12 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
Share capital
15.	Share capital

a)	Authorized share capital

Unlimited subordinate voting shares without par value and conferring 1 vote per share. Unlimited proportionate voting shares without par value, conferring 200 votes per share, convertible at the holder’s option into subordinate voting shares on a basis of 200 subordinate voting shares for 1 proportionate voting share.

b)	Subordinate voting shares and proportionate voting shares issued

Year ended December 31, 2023

(i) During the year ended December 31, 2023, the Company issued 556,954 subordinate voting shares at an average share price of $1.927 for a total aggregate of $1,073,244 pursuant to the at-the-market equity program.

Year ended December 31, 2022

(ii) On March 9, 2022, the Company closed a private placement with a single institutional investor for (a) 2,729,748 subordinate voting shares at a purchase price of CAD$4.40 per subordinate voting share and associated warrant, (b) 300,000 pre-funded warrants (the “Pre-Funded Warrants”) at an exercise price of $0.0001 per subordinate voting shares, at an offering price of CAD$4.3999 per Pre-Funded Warrant and associated warrant, and (iii) 3,029,748 common share purchase warrants (the “Warrants”) for aggregate gross cash proceeds of $10,424,453 (CAD$13,330,861) and the cancellation of warrants. The Warrants have an exercise price of CAD$6.25 per share and exercise period of three and one-half years from the issuance date. A fair value of $7,007,643 was assigned to the Warrants. The Pre-Funded Warrants were assigned a fair value of $1,022,915 based on the cash received and are accounted for as financial liabilities at amortized cost. The Pre-Funded Warrants were exercised in September 2022, the financial liability together with the cash received of $30 and initial issuance costs was then accounted as an increase in share capital of $927,463.

In connection with the private placement, the investor agreed to cancel existing warrants to purchase 1,248,440 common subordinate voting shares of the Company at an exercise price of CAD$9.42 per share issued on March 16, 2021, expiring on March 16, 2024, and the existing warrants to purchase 1,781,308 common subordinate voting shares of the Company at an exercise price of CAD$7.11 issued on April 9, 2021, expiring on April 9, 2025. The cancellation was considered as part of the proceeds of the above-mentioned private placement and was accounted for as an increase in share capital of $5,887,616 for total proceeds from the private placement of $15,255,979.

H.C. Wainwright & Co., LLC acted as the exclusive placement agent and received cash commissions and expenses totaling $1,080,584 and 242,380 non-transferable broker warrants. Each broker warrant entitles the holder to purchase one subordinate voting share at an exercise price of CAD$6.25 at any time for a period of three and one-half years from the issuance date. The broker warrants were assigned a fair value of $535,009 for total issuance costs of $1,615,593 of which $695,170 is recorded in net income as the cost of issuance of the warrants classified as liabilities and $102,138 in reduction of the Pre-Funded Warrants.

The grant date fair value of $535,009 for the 242,380 broker warrants was determined using the Black-Scholes pricing model and the following assumptions and inputs: share price of CAD$3.78; exercise price of CAD$6.25; expected dividend yield of 0%; expected volatility of 136% which is based on comparable companies; risk-free interest rate of 1.62%; and an expected average life of three and one-half years.

(iii) During May 2022, the Company received approval to undertake, at the Company’s discretion, a normal course issuer bid program to purchase up to 1,219,762 of its subordinate voting shares for cancellation. As at December 31, 2023, the Company repurchased 165,200 subordinate voting shares for a total repurchase price of $255,525.

(iv) On November 1, 2022, the Company issued 19,391 subordinate voting shares (valued at $13,816) to settle a debt of $92,825 with a creditor.

Year ended December 31, 2021

(v) On February 9, 2021, the Company issued 66,667 subordinate voting shares to settle a debt of $40,000 with two third-party creditors.

(vi) On January 8, 2021, the Company closed a non-brokered private placement for 116,625 subordinate voting shares for CAD$2.43 for gross proceeds of $220,551 (CAD$283,400).

(vii) On February 18, 2021, the Company closed a non-brokered private placement financing for 1,646,090 subordinate voting shares for CAD$2.43 for gross proceeds of $3,124,018 (CAD$4,000,000). In connection with the private placement, the Company will pay a commission of 49,383 shares to third-party advisors.

(viii) On March 16, 2021, the Company closed a non-brokered private placement financing for 3,121,099 units for CAD$8.01 per unit for gross proceeds of $19,985,611 (CAD$25 million). 3,121,099 subordinate voting shares of the Company and warrants to purchase 3,121,099 subordinate voting shares were issued. The warrants have an exercise price of CAD$9.42 per subordinate voting share and exercise period of three years from the issuance date. A fair value of $14,214,397 was assigned to the warrants.

H.C. Wainwright & Co., LLC acted as the exclusive placement agent and received cash commissions and expenses totaling $1,978,303 and 249,688 non-transferable broker warrants. Each broker warrant entitles the holder to purchase one subordinate voting share at an exercise price of CAD$10.01 at any time for a period of three years from the issuance date. The broker warrants were assigned a fair value of $1,124,704 for total issuance costs of $3,103,007 of which $2,197,403 is recorded in net loss as the cost of issuance of the warrants classified as liabilities.

The grant date fair value of $1,124,704 for the 249,688 broker warrants was determined using the Black-Scholes pricing model and the following assumptions and inputs: share price of CAD$7.71; exercise price of CAD$10.01; expected dividend yield of 0%; expected volatility of 235% which is based on comparable companies; risk-free interest rate of 0.53%; and an expected average life of three years.

(ix) On April 9, 2021, the Company closed a non-brokered private placement financing for 3,894,081 units for CAD$6.42 per unit for gross proceeds of $19,748,795 (CAD$25 million). 3,894,081 subordinate voting shares of the Company and warrants to purchase 3,894,081 subordinate voting shares were issued. The warrants have an exercise price of CAD$7.11 per subordinate voting share and exercise period of four years from the issuance date. A fair value of $14,205,769 was assigned to the warrants.

H.C. Wainwright & Co., LLC acted as the exclusive placement agent and received cash commissions and expenses totaling $1,695,460 and 311,526 non-transferable broker warrants. Each broker warrant entitles the holder to purchase one subordinate voting share at an exercise price of CAD$8.025 at any time for a period of four years from the issuance date. The broker warrants were assigned a fair value of $1,121,763 for total issuance costs of $2,817,223 of which $2,008,069 is recorded in net loss as the cost of issuance of the warrants classified as liabilities.

The fair value of $1,121,763 was estimated using the following assumptions and inputs: share price of CAD$5.49; exercise price of CAD$8.025; expected dividend yield of 0%; expected volatility of 143% which is based on comparable companies; risk-free interest rate of 0.77%; and an expected average life of four years.

(x) On June 18, 2021, the Company closed a non-brokered private placement financing for 2,777,779 units for CAD$5.40 per unit for gross proceeds of $12,025,016 (CAD$15 million). 2,777,779 subordinate voting shares of the Company and warrants to purchase 2,083,334 subordinate voting shares were issued. The warrants have an exercise price of CAD$5.97 per subordinate voting share and exercise period of three years from the issuance date. A fair value of $5,569,473 was assigned to the warrants.

H.C. Wainwright & Co., LLC acted as the exclusive placement agent and received cash commission and expenses totaling $1,164,466 and 222,222 non-transferable broker warrants. Each broker warrant entitles the holder to purchase one subordinate voting share at an exercise price of CAD$6.75 at any time for a period of three years from the issuance date. The broker warrants were assigned a fair value of $581,060 for total issuance costs of $1,664,562 of which $767,579 is recorded in net loss as the cost of issuance of the warrants classified as liabilities.

The fair value of $581,060 was estimated using the following assumptions and inputs: share price of CAD$4.56; exercise price of CAD$6.75; expected dividend yield of 0%; expected volatility of 136% which is based on comparable companies; risk-free interest rate of 0.63%; and an expected average life of three years.

(xi) On November 30, 2021, the Company issued 16,136 subordinate voting shares (valued at $40,000) to settle a debt of $40,000 with a third-party creditor.